Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
11. Stock-Based Compensation
Grants under the 2017 Plan
The Company adopted the 2017 Stock Option and Grant Plan and subsequent amendments (the Plan) with 25,956,535 shares of common stock reserved for issuance to employees, directors, and consultants. The Plan allows for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, restricted stock unit awards and other stock awards. Recipients of stock options are eligible to purchase shares of the Company’s common stock at an exercise price equal to the estimated fair market value of such stock on the date of grant. The maximum contractual term of options granted under the Plan is ten years, and the awards vest under such terms prescribed by the Company’s board of directors.
Since inception, the Company has granted restricted stock awards, non-qualified
stock options and incentive stock options. As of December 31, 2023, 1,167,685 shares remain available for future grant under the Plan.
Restricted Stock
For the restricted stock awards, the purchase price equaled the estimated fair value of the common stock as determined by the board of directors on the date of grant. The Company has the right, but not the obligation to repurchase unvested shares at the original purchase price if employees or non-employees
are terminated or cease their employment or service relationship with the Company. The vesting period is generally contingent upon continued employment or consulting services being provided to the Company. The shares typically vest over a two-year
or four-year period. The unvested shares of restricted stock are not considered outstanding shares for accounting purposes until the shares vest
.

The aggregate fair value of restricted stock awards that vested during the year ended December 31, 2023 was zero. No restricted stock awards were issued during the years ended December 31, 2023 and 2022. As of December 31, 2023, no shares remained subject to a repurchase right by the Company.
As of December 31, 2023, there was
no
unrecognized compensation cost related to the unvested restricted stock awards.
Stock Options
Stock options granted by the Company typically vest over a four-year period and have a ten-year
contractual term. The following table summarizes the Company’s stock option activity under the 2017 Plan during the year ended December 31, 2023:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	22,997,639	$0.34	7.94	$362
Granted	3,221,672	0.52	—
Exercised	(333,619)	0.32	—
Cancelled	(2,720,299)	0.35	—

Outstanding at December 31, 2023	23,165,393	$0.36	6.87	$10,712

Exercisable at December 31, 2023	12,899,524	$0.33	5.36	$6,299

The weighted-average grant date fair value per share of options granted in the period ended December 31, 2023 was $0.40. The total fair value of options vested during 2023 was $1.4 million. As of December 31, 2023, total unrecognized compensation costs to the unvested stock options were approximately $3.0 million, which is expected to be recognized over a weighted-average period of 2.5 years. The total intrinsic value of options exercised during the ye
a
r ended December 31, 2023 was $0.1 million.
Stock-Based Compensation Expense
For purposes of calculating stock-based compensation, the Company estimates the fair value of stock options using the Black-Scholes option-pricing model. This model incorporates various assumptions, including the expected volatility, expected term, and interest rates.
The underlying assumptions used to value stock options granted using the Black-Scholes option-pricing model during the years ended December 31, 2023 and 2022 were as follows:

Year Ended December 31,
	2023	2022
Risk-free interest rate range	3.59% – 4.67%	1.74% – 3.90%
Expected dividend rate	—	—
Expected term (years) range	5.08 – 6.12	5.94 – 6.11
Expected stock price volatility range	88.9% – 94.0%	85.9% – 88.9%
Risk-Free Interest Rate –
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Company’s stock options.

Expected Dividend –
The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
Expected Term –
The expected term of stock options represents the weighted average period the stock options are expected to be outstanding. The Company uses the simplified method for estimating the expected term, which calculates the expected term as the average time-to-vesting and the contractual life of the options for stock options issued to employees. The expected term for options granted to non-employees is based on the contractual life of the options.
Expected Volatility –
Due to the Company’s limited operating history and lack of company-specific historical or implied volatility, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price.
Fair Value of Common Stock
– As there has been no public market for the Company’s common stock to date, the estimated fair value of its common stock has been determined by the Company using estimates and assumptions on the respective grant dates of the awards. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, the prices at which the Company sold shares of preferred securities, the superior likelihood of, achieving a liquidity event, such as an IPO or sale. Significant changes to the key assumptions used in the valuations could result in different fair values of common stock at each valuation date.
Stock-Based Compensation Expense
The Company recorded stock-based compensation expense in the following expense categories of its statements of operations (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$500	$447
General and administrative	929	791

Total stock-based compensation expense	$1,429	$1,238